Balance Sheets (USD $)	Oct. 31, 2013	Jul. 31, 2013	Oct. 31, 2012
Current Assets
Cash	$ 1,862	$ 4,948	$ 17,851
Total current assets	1,862	4,948	17,851
Total Assets	1,862	4,948	17,851
Current Liabilities
Accounts payable			3,450
Accrued expenses	4,750	7,402
Total current liabilities	4,750	7,402	3,450
Stockholders' Equity (Deficit)
Preferred Stock par value
Common stock par value	154,800	19,350	154,800
Additional paid-in capital	(92,542)	42,908	(92,542)
Deficit accumulated during the development stage	(65,146)	(64,712)	(47,857)
Total Stockholders' Equity (Deficit)	(2,888)	(2,454)	14,401
Total Liabilities and Stockholders' Equity (Deficit)	$ 1,862	$ 4,948	$ 17,851